UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30,2011

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                     		  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Lowry Hill Investment Advisors, Inc.
Address:  Sixth & Marquette
	  Minneapolis, MN  55479


13F File Number:  028-10947

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric S. Holman
Title:   Chief Compliance Officer
Phone:   612/316-2024

Signature, Place, and Date of Signing:

   /s/	Eric S. Holman 	Mpls, MN	10/17/2011

Report Type (Check only one.):

  [    ]      13F HOLDINGS REPORT.

  [ X ]       13F NOTICE.

  [    ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-00165         Wells Fargo & Company